Exhibit 99_1

SLM Student Loan Trust 2011-1 Monthly Servicing Report
Distribution Date	07/25/2014
Collection Period	06/01/2014 - 06/30/2014

Navient Funding, LLC -	Depositor
Navient Solutions -	Master Servicer and Administrator
Deutsche Bank National Trust Company -	Indenture Trustee
Deutsche Bank Trust Company Americas -	Eligible Lender Trustee
Navient Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		03/03/2011	05/31/2014	06/30/2014
	Principal Balance		$752,091,553.60	$564,663,081.20	$560,136,393.20
	Interest to be Capitalized Balance		7,178,868.62	3,993,660.79	3,558,520.51

	Pool Balance		$759,270,422.22	$568,656,741.99	$563,694,913.71
	Capitalized Interest Account Balance		$65,100,000.00	$48,000,000.00	$48,000,000.00
	Specified Reserve Account Balance		1,931,510.00	1,421,641.85	1,409,237.28

	Adjusted Pool (1)		$826,301,932.22	$618,078,383.84	$613,104,150.99
	Weighted Average Coupon (WAC)		5.64%	5.72%	5.72%
	Number of Loans		62,997	49,137	48,754
	Aggregate Outstanding Principal Balance - Tbill			$625,150.34	$623,042.33
	Aggregate Outstanding Principal Balance - LIBOR			$568,031,591.65	$563,071,871.38
	Pool Factor			0.736026206	0.729603991
	Since Issued Constant Prepayment Rate			4.02%	4.03%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	06/25/2014		07/25/2014
	A1	83149VAA7	$361,382,383.84		$356,408,150.99
	A2	83149VAB5	$200,000,000.00		$200,000,000.00
	B	83149VAC3	$24,370,000.00		$24,370,000.00

C	Account Balances		06/25/2014		07/25/2014
	Reserve Account Balance		$1,421,641.85		$1,409,237.28
	Capitalized Interest Account Balance		$48,000,000.00		$48,000,000.00
	Floor Income Rebate Account		$1,090,293.31		$2,136,149.71
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		06/25/2014		07/25/2014
	Adjusted Pool Balance + Supplemental Loan Purchase		$618,078,383.84		$613,104,150.99
	Total Notes		$585,752,383.84		$580,778,150.99
	Difference		$32,326,000.00		$32,326,000.00
	Parity Ratio		1.05519		1.05566

Page 2 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 06/01/2014 - 06/30/2014, Distribution Date 07/25/2014

II. Trust Activity 06/01/2014 through		06/30/2014

A	Student Loan Principal Receipts
	Borrower Principal	3,850,160.39
	Guarantor Principal	1,148,597.11
	Consolidation Activity Principal	583,971.86
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	1,801.03
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-

	Total Principal Receipts	$5,584,530.39

B	Student Loan Interest Receipts
	Borrower Interest	1,631,692.53
	Guarantor Interest	70,660.34
	Consolidation Activity Interest	5,523.61
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	0.16
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	25,713.97

	Total Interest Receipts	$1,733,590.61

C	Reserves in Excess of Requirement	$12,404.57

D	Investment Income	$1,250.08

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$-

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$(496,444.27)
	Floor Income Rebate Fees to Dept. of Education	$-
	Funds Allocated to the Floor Income Rebate Account	$(1,045,856.40)

M	AVAILABLE FUNDS	$5,789,474.98

N	Non-Cash Principal Activity During Collection Period	$(1,057,842.39)

O	Non-Reimbursable Losses During Collection Period	$24,759.33

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$-

Q	Aggregate Loan Substitutions	$-

Page 3 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 06/01/2014 - 06/30/2014, Distribution Date 07/25/2014

III. 2011-1	Portfolio Characteristics

	06/30/2014				05/31/2014
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: DEFERMENT	5.80%	3,174	$45,098,966.62	8.051%	5.82%	3,215	$46,102,399.09	8.165%
REPAYMENT: CURRENT	5.60%	39,123	$393,568,127.59	70.263%	5.61%	39,485	$398,443,235.99	70.563%
31-60 DAYS DELINQUENT	6.10%	1,303	$19,256,806.32	3.438%	5.99%	1,288	$20,500,337.29	3.631%
61-90 DAYS DELINQUENT	6.03%	665	$11,507,520.88	2.054%	6.08%	591	$10,825,285.81	1.917%
91-120 DAYS DELINQUENT	5.98%	404	$6,769,177.42	1.208%	5.67%	363	$6,246,290.84	1.106%
> 120 DAYS DELINQUENT	5.82%	978	$16,140,521.07	2.882%	5.92%	962	$15,860,359.42	2.809%
FORBEARANCE	6.16%	2,930	$64,810,067.89	11.570%	6.14%	3,058	$64,327,248.96	11.392%
CLAIMS IN PROCESS	6.08%	175	$2,932,555.19	0.524%	6.23%	167	$2,252,178.63	0.399%
AGED CLAIMS REJECTED	8.25%	2	$52,650.22	0.009%	4.35%	8	$105,745.17	0.019%
TOTAL		48,754	$560,136,393.20	100.00%		49,137	$564,663,081.20	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 06/01/2014 - 06/30/2014, Distribution Date 07/25/2014

IV. 2011-1 Portfolio Characteristics (cont’d)

	06/30/2014	05/31/2014
Pool Balance	$563,694,913.71	$568,656,741.99
Outstanding Borrower Accrued Interest	$6,940,211.07	$7,348,525.68
Borrower Accrued Interest to be Capitalized	$3,558,520.51	$3,993,660.79
Total # Loans	48,754	49,137
Total # Borrowers	28,630	28,855
Weighted Average Coupon	5.72%	5.72%
Weighted Average Remaining Term	189.46	190.31
Non-Reimbursable Losses	$24,759.33	$20,240.81
Cumulative Non-Reimbursable Losses	$1,014,923.36	$990,164.03
Since Issued Constant Prepayment Rate (CPR)	4.03%	4.02%
Loan Substitutions	$-	$-
Cumulative Loan Substitutions	$-	$-
Rejected Claim Repurchases	$-	$-
Cumulative Rejected Claim Repurchases	$21,115.68	$21,115.68
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Principal Shortfall	$-	$-
Note Interest Shortfall	$-	$-
Unpaid Interest Carryover	$-	$-
Non-Cash Principal Activity - Capitalized Interest	$1,067,316.30	$844,842.08
Borrower Interest Accrued	$2,407,850.37	$2,506,718.88
Interest Subsidy Payments Accrued	$135,124.48	$143,218.91
Special Allowance Payments Accrued	$618.02	$601.54

Page 5 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 06/01/2014 - 06/30/2014, Distribution Date 07/25/2014

V. 2011-1 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	0.00%	0	-	0.000%
- GSL - Unsubsidized	0.00%	0	-	0.000%
- PLUS (2) Loans	0.00%	0	-	0.000%
- SLS (3) Loans	0.00%	0	-	0.000%
- Consolidation Loans	5.72%	48,754	560,136,393.20	100.000%

Total	5.72%	48,754	$560,136,393.20	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	0.00%	0	-	0.000%
- Two Year	0.00%	0	-	0.000%
- Technical	0.00%	0	-	0.000%
- Other	5.72%	48,754	560,136,393.20	100.000%

Total	5.72%	48,754	$560,136,393.20	100.000%

*Percentages may not total 100% due to rounding.

(1)            Guaranteed Stafford Loan

(2)            Parent Loans for Undergraduate Students

(3)            Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 06/01/2014 - 06/30/2014, Distribution Date 07/25/2014

VI. 2011-1 Waterfall for Distributions

			Paid	Remaining Funds Balance
Total Available Funds				$5,789,474.98

A		Primary Servicing Fee	$128,912.39	$5,660,562.59

B		Administration Fee	$6,667.00	$5,653,895.59

C		Class A Noteholders’ Interest Distribution Amount	$419,374.13	$5,234,521.46

D		Class B Noteholders’ Interest Distribution Amount	$21,364.37	$5,213,157.09

E		Reserve Account Reinstatement	$-	$5,213,157.09

F		Class A Noteholders’ Principal Distribution Amount	$4,974,232.85	$238,924.24

G		Class B Noteholders’ Principal Distribution Amount	$-	$238,924.24

H		Unpaid Expenses of The Trustees	$-	$238,924.24

I		Carryover Servicing Fee	$-	$238,924.24

J		Remaining Amounts to the Noteholders after the first auction date	$-	$238,924.24

K		Excess Distribution Certificateholder	$238,924.24	$-

	Waterfall Triggers

	A	Student Loan Principal Outstanding	$560,136,393.20

	B	Interest to be Capitalized	$3,558,520.51

	C	Capitalized Interest Account Balance	$48,000,000.00

	D	Reserve Account Balance (after any reinstatement)	$1,409,237.28

	E	Less: Specified Reserve Account Balance	$(1,409,237.28)

	F	Total	$611,694,913.71

	G	Class A Notes Outstanding (after application of available funds)	$556,408,150.99

	H	Insolvency Event or Event of Default Under Indenture	N

	I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 06/01/2014 - 06/30/2014, Distribution Date 07/25/2014

VII. 2011-1 Distributions
Distribution Amounts
	A1	A2	B

Cusip/Isin	83149VAA7	83149VAB5	83149VAC3
Beginning Balance	$361,382,383.84	$200,000,000.00	$24,370,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.52%	1.15%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	6/25/2014	6/25/2014	6/25/2014
Accrual Period End	7/25/2014	7/25/2014	7/25/2014
Daycount Fraction	0.08333333	0.08333333	0.08333333
Interest Rate*	0.67200%	1.30200%	1.05200%
Accrued Interest Factor	0.000560000	0.001085000	0.000876667
Current Interest Due	$202,374.13	$217,000.00	$21,364.37
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-	$-
Total Interest Due	$202,374.13	$217,000.00	$21,364.37
Interest Paid	$202,374.13	$217,000.00	$21,364.37
Interest Shortfall	$-	$-	$-
Principal Paid	$4,974,232.85	$-	$-
Ending Principal Balance	$356,408,150.99	$200,000,000.00	$24,370,000.00
Paydown Factor	0.008459911	0.000000000	0.000000000
Ending Balance Factor	0.606160022	1.000000000	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 06/01/2014 - 06/30/2014, Distribution Date 07/25/2014

VIII. 2011-1 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$585,752,383.84
	Adjusted Pool Balance	$613,104,150.99
	Overcollateralization Amount	$32,326,000.00
	Principal Distribution Amount	$4,974,232.85
	Principal Distribution Amount Paid	$4,974,232.85
B	Reserve Account Reconciliation
	Beginning Period Balance	$1,421,641.85
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$1,421,641.85
	Required Reserve Acct Balance	$1,409,237.28
	Release to Collection Account	$12,404.57
	Ending Reserve Account Balance	$1,409,237.28
C	Capitalized Interest Account
	Beginning Period Balance	$48,000,000.00
	Transfers to Collection Account	$-
	Ending Balance	$48,000,000.00
D	Floor Income Rebate Account
	Beginning Period Balance	$1,090,293.31
	Deposits for the Period	$1,045,856.40
	Release to Collection Account	$-
	Ending Balance	$2,136,149.71
E	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 9 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 06/01/2014 - 06/30/2014, Distribution Date 07/25/2014

IX. 2011-1 Other Characteristics

Principal Balance of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	$22,298,521.24	$27,766,685.88	$200,382,441.98	$250,447,649.10
Unsubsidized Consolidation Loans	$24,450,966.67	$39,094,352.27	$249,701,945.67	$313,247,264.61
Total	$46,749,487.91	$66,861,038.15	$450,084,387.65	$563,694,913.71

Weighted Average Remaining Term of All Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	221	236	161	175
Unsubsidized Consolidation Loans	243	268	187	201
Total	232	254	175	189

Weighted Average Coupon of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	5.751%	5.996%	5.505%	5.581%
Unsubsidized Consolidation Loans	5.860%	6.280%	5.767%	5.838%
Total	5.808%	6.162%	5.650%	5.724%

Weighted Average SAP Margin of All LIBOR Based Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	2.431%	2.346%	2.484%	2.464%
Unsubsidized Consolidation Loans	2.398%	2.277%	2.450%	2.425%
Total	2.414%	2.306%	2.465%	2.442%

Weighted Average SAP Margin of All T-Bill Based Loans
	Deferment	Repayment	Grand Total
Subsidized Consolidation Loans	0.000%	3.100%	3.100%
Unsubsidized Consolidation Loans	3.100%	3.100%	3.100%
Total	3.100%	3.100%	3.100%

Page 10 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 06/01/2014 - 06/30/2014, Distribution Date 07/25/2014